Annual Fund Operating Expenses - ClearBridge Dividend Strategy Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.05%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.74%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.74%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.97%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.37%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.68%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.76%